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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds

(Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/12 – 6/30/13

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2012 - 06/30/2013
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

====================== Invesco High Yield Municipal Fund =======================

CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CM4
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Against      Management

--------------------------------------------------------------------------------

CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CN2
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Against      Management

=============== Invesco Intermediate Term Municipal Income Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Invesco Municipal Income Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Invesco New York Tax Free Income Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Invesco Tax-Exempt Cash Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Invesco Tax-Free Intermediate Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIM TAX-EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)

By (Signature and Title)*	/s/ PHILIP A. TAYLOR
Philip A. Taylor
Principal Executive Officer

Date	August 16, 2013

* Please print the name and title of the signing officer below the signature.